DEFERRED REVENUE (Narrative) (Details) $ in Thousands, lb in Millions			1 Months Ended			10 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Dec. 20, 2024 USD ($) oz	Jun. 28, 2023 CAD ($) oz	Feb. 24, 2017 CAD ($) oz	Dec. 31, 2023 lb	Dec. 31, 2024 lb	Mar. 24, 2024
Disclosure Of Deferred Income [Line Items]
Copper concentrate sold in advance | lb						0.8	0.9
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Upfront cash deposit received			$ 12,700	$ 13,586	$ 52,700
Quantity of silver deliverable | oz			6,811,603	6,254,500	5,900,000
Percentage of production to be delivered after threshold			35.00%	35.00%	35.00%
Gibraltar Joint Venture [Member]
Disclosure Of Deferred Income [Line Items]
Proportion of ownership interest in joint venture	87.50%	75.00%	100.00%		75.00%	75.00%	100.00%	87.50%